CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	$ 144,500,022	¥ 1,005,980,251	¥ 1,069,361,250	¥ 671,360,926
Prepaid expenses and other current assets	176,128,276	1,226,169,830	115,192,835
TOTAL ASSETS	1,189,438,432	8,280,632,478	4,636,969,497
LIABILITIES
Accrued expenses and other liabilities	39,420,765	274,439,480	178,701,474
TOTAL LIABILITIES	562,142,954	3,913,526,810	1,118,900,645
Equity:
Common Shares	28,906	201,240	189,586
Additional paid-in capital	429,107,865	2,987,363,137	2,824,223,031
Retained earnings	188,341,234	1,311,194,007	640,114,859
Accumulated other comprehensive income	9,638,427	67,100,802	52,494,757
Total X Financial shareholders' equity	627,116,432	4,365,859,186	3,517,022,233
TOTAL LIABILITIES AND EQUITY	1,189,438,432	8,280,632,478	4,636,969,497
Parent Company | Reportable legal entity
ASSETS
Cash and cash equivalents	2,018,413	14,051,790	309,504,088
Prepaid expenses and other current assets	684,154	4,762,941	5,823,242
Amount due from subsidiaries and VIEs	146,208,579	1,017,874,882	818,695,709
Investments in subsidiaries and VIEs	485,291,951	3,378,505,504	2,438,249,431
TOTAL ASSETS	634,203,097	4,415,195,117	3,572,272,470
LIABILITIES
Accrued expenses and other liabilities	7,086,665	49,335,931	55,250,237
TOTAL LIABILITIES	7,086,665	49,335,931	55,250,237
Equity:
Common Shares	28,906	201,240	189,586
Additional paid-in capital	429,107,865	2,987,363,137	2,824,223,031
Retained earnings	188,341,234	1,311,194,007	640,114,859
Accumulated other comprehensive income	9,638,427	67,100,802	52,494,757
Total X Financial shareholders' equity	627,116,432	4,365,859,186	3,517,022,233
TOTAL LIABILITIES AND EQUITY	$ 634,203,097	¥ 4,415,195,117	¥ 3,572,272,470